FINANCIAL INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INCOME AND EXPENSES
Schedule of financial income and costs

a)    Financial income

	01.01.2023	01.01.2022	01.01.2021
Description	12.31.2023	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$
Interest income	25,791,172	32,388,801	2,196,886
Ipiranga purchase warranty restatement	47,032	39,509	11,290
From PIS credit and COFINS (1)	—	2,054,586	1,312,930
Other financial income	5,557,963	5,239,514	4,270,763
Total	31,396,167	39,722,410	7,791,869
(1)	See Note 6 for more information on recovery.

b)    Financial expenses

	01.01.2023	01.01.2022	01.01.2021
Description	12.31.2023	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$
Bond interest	(53,148,503)	(51,863,601)	(48,624,062)
Bank loan interest	(4,510,379)	(1,782,972)	(267,012)
Lease interest	(2,616,945)	(2,092,868)	(1,816,506)
Other financial costs	(5,012,525)	(3,808,512)	(2,284,876)
Total	(65,288,352)	(59,547,953)	(52,992,456)